Income Taxes (Details) $ in Thousands, $ in Millions	1 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018 HKD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2019 USD ($) subsidiary	Sep. 30, 2018 USD ($) subsidiary	Dec. 31, 2018
Deferred income tax			$ 1,112	$ 1,376
Income tax expense			2,559	2,995
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees			(102,640)	(63,593)
Tax calculated at the statutory tax rate of the Company			(16,936)	(10,493)
Different tax rates available in different jurisdictions			1,331	451
Tax valuation allowance			18,928	14,881
Preferential tax rate difference			(123)	(21)
Preferential tax deduction			(3,686)	(4,119)
Expenses not deductible for tax purposes			1,963	1,294
Utilization of previously unrecognized tax losses			(32)	(3)
Withholding tax on undistributed earnings of PRC entities			1,533	1,546
Others			(419)	(541)
Income tax expense			2,559	2,995
Hong Kong
Current tax			$ 228	$ 294
Tax rates
Threshold of first tiered assessable profits	$ 2.0	$ 300
Tax rate for the first tiered assessable profits	8.25%	8.25%
Tax rate for the remaining assessable profits	16.50%	16.50%
Income tax rate (as a percent)			16.50%	16.50%
PRC
Current tax			$ 762	$ 1,180
Tax rates
Income tax rate (as a percent)			25.00%	25.00%
Preferential income tax rate (as a percent)			15.00%	15.00%
Dividends declared withholding tax rate (as a percent)			10.00%	10.00%
Lower withholding tax rate (as a percent)			5.00%	5.00%
Minimum equity interest of foreign investor required for lower withholding tax rate (as a percent)			25.00%	25.00%
Distributable reserves expected to be distributed as dividends (as a percent)			100.00%		100.00%
United States
Current tax			$ 457	$ 145
Tax rates
Income tax rate (as a percent)			21.00%	21.00%
U.S. state taxes (as a percent)			9.00%	9.00%
U.S. withholding tax (as a percent)			30.00%	30.00%
British Virgin Islands
Tax rates
Number of subsidiaries | subsidiary			2	2